Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Summary of Operating Lease

(in U.S. dollars, in thousands)	2019
Operating lease commitments disclosed as at June 30, 2019	7,460
Discounted using the group's average incremental borrowing rate of 6.52%	6,146
(Less): Short term leases recognized on a straight line basis as expense	(371)
Lease liability recognized as at July 1, 2019	5,775